Nature of operations, Investments in Associates (Details) - MXN ($) $ in Thousands		12 Months Ended
	Jul. 31, 2014	Dec. 31, 2017
Maritima del Golfo and TMM DM [Member]
Investments in associates [Abstract]
Proportion of ownership interest in subsidiary		15.00%
Almacenes de Jugos Citricos de Mexico, S.A.P.I. de C.V. [Member]
Investments in associates [Abstract]
Equity method investment	$ 40,000
Percentage of voting shares	21.00%